Asset Acquisitions - BRB Acquisition - Narrative (Details) - USD ($)			12 Months Ended
	Aug. 18, 2023	Nov. 10, 2022	Dec. 31, 2023	Dec. 31, 2022
Asset Acquisition [Line Items]
Common stock issued in acquisition (in shares)		33,131
Common stock issued in acquisition			$ 21,609,586	$ 9,858,155
Bird Rock Bio Sub, Inc. (BRB)
Asset Acquisition [Line Items]
Asset acquisition, percentage of voting interests acquired	100.00%
Common stock issued in acquisition (in shares)	3,872,184
Common stock issued in acquisition	$ 20,000,000
Underlying common stock price (in dollars per share)	$ 5.16
Stock issued during period, shares, acquisitions, period increase (decrease) (in shares)	1,564,194